Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2018
Shareholders' equity
Detail of other comprehensive income

Detail of other comprehensive income showing items reclassified from equity to net income is presented in the table below:

(M$)		1st half 2018		1st half 2017
Actuarial gains and losses		67		158

Change in fair value of investments in equity instruments		5		—

Tax effect		(18)		(53)
Currency translation adjustment generated by the parent company		(2,630)		5,464
Sub-total items not potentially reclassifiable to profit and loss		(2,576)		5,569

Currency translation adjustment		968		(1,418)
- unrealized gain/(loss) of the period	1,078		(1,372)
- less gain/(loss) included in net income	110		46

Available for sale financial assets		—		—
- unrealized gain/(loss) of the period	—		—
- less gain/(loss) included in net income	—		—

Cash flow hedge		255		34
- unrealized gain/(loss) of the period	142		164
- less gain/(loss) included in net income	(113)		130

Variation of foreign currency basis spread		(27)		—
- unrealized gain/(loss) of the period	(27)		—
- less gain/(loss) included in net income	—		—

Share of other comprehensive income of equity affiliates, net amount		(132)		(463)
- unrealized gain/(loss) of the period	(93)		(465)
- less gain/(loss) included in net income	39		(2)

Other		(2)		—

Tax effect		(75)		(9)
Sub-total items potentially reclassifiable to profit and loss		987		(1,856)
Total other comprehensive income, net amount		(1,589)		3,713

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2018			1st half 2017
(M$)	Pre-tax amount	Tax effect	Net amount	Pre-tax amount	Tax effect	Net amount
Actuarial gains and losses	67	(18)	49	158	(53)	105
Change in fair value of investments in equity instruments	5	—	5	—	—	—
Currency translation adjustment generated by the parent company	(2,630)	—	(2,630)	5,464	—	5,464
Sub-total items not potentially reclassifiable to profit and loss	(2,558)	(18)	(2,576)	5,622	(53)	5,569
Currency translation adjustment	968	—	968	(1,418)	—	(1,418)
Available for sale financial assets	—	—	—	—	(1)	(1)
Cash flow hedge	255	(81)	174	34	(8)	26
Variation of foreign currency basis spread	(27)	6	(21)	—	—	—
Share of other comprehensive income of equity affiliates, net amount	(132)	—	(132)	(463)	—	(463)
Other	(2)	—	(2)	—	—	—
Sub-total items potentially reclassifiable to profit and loss	1,062	(75)	987	(1,847)	(9)	(1,856)
Total other comprehensive income	(1,496)	(93)	(1,589)	3,775	(62)	3,713